Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	001-40071
Entity Registrant Name	AUDDIA INC.
Entity Central Index Key	0001554818
Entity Tax Identification Number	45-4257218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1680 38th Street
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	219-9771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AUUD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false